                         TCW/DW INCOME AND GROWTH FUND
                             Two World Trade Center
                            New York, New York 10048

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------
    The domestic equity market experienced its broadest decline of 1996 in July, with every major index recording a decline in price. Despite this mini-correction, stock-market performance was positive for the first seven months of the year. This is primarily attributable to a combination of strong corporate earnings and significant cash inflows into equity mutual funds, which propelled stock prices significantly higher relative to levels seen at the beginning of the year.

    However, as interest rates moved significantly higher, the bond market delivered negative returns. Given that convertibles are hybrid in nature, their returns were surprisingly good as they captured approximately 75 percent to 80 percent of the upside of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). High-yield bonds benefited in this environment of rising rates as yield spreads tightened and also delivered positive returns.

    For the six-month period ended July 31, 1996, TCW/DW Income and Growth Fund registered a total return of 0.85 percent. During the same period, the S&P 500 produced a total return of 1.77 percent, while the Lehman Brothers Government/Corporate Bond Index posted a total return of -2.26. Since its inception on March 31, 1993, the Fund has provided an average annual total return of 8.69 percent, versus 13.98 percent and 5.64 for the S&P 500 and the Lehman Brothers Government/Corporate Bond Index, respectively. The Fund paid shareholders regular quarterly dividends totaling $0.30 per share during the period under review. On July 31, 1996, the Fund had net assets totaling approximately $55.8 million. The portfolio currently includes more than 140 holdings representing 30 industries.

CONVERTIBLE SECURITIES

    Convertibles, which comprised approximately 56 percent of the portfolio as of July 31, 1996, performed well during the first seven months of 1996. Although rising interest rates impeded performance somewhat, this was offset by the strong returns generated by the underlying equities. On average these equities outperformed the S&P 500 by approximately 200 basis points (2.00 percent).

    The convertible portion of the Fund has benefited from its holdings in the business services, pharmaceuticals, pollution control, airline and insurance sectors. The convertible issues of such companies as Omnicom, Danka, First Financial Management, Alco Standard, U.S. Filter, Aegon and Elan were liquidated as their prices rose significantly. Profits ranging between 20 percent and 50 percent were taken in General Instruments, American Airlines, Delta, Altera, Quantum Health and GME as those positions were also liquidated. In contrast to 1995, the portfolio's technology holdings detracted from the Fund's overall performance as companies such as National Semiconductor, Analog Devices, Motorola, Silicon Graphics and Quantum Corp. saw their stock prices decline substantially. In addition, the Fund's holdings in health care services (Integrated Health and Healthsource) and cable stocks (Comcast, Telecommunications, Inc. and Cox) also hurt performance.

    The Fund's investment adviser, TCW Funds Management, Inc., believes the convertible portion of the Fund is structured relatively conservatively. Most convertible holdings that are considered to be equity equivalents with little downside protection have been sold with the proceeds reinvested in shorter-term convertibles selling near par, or face value. As of July 31, 1996, the convertible portfolio was approximately 80 percent bonds and 20 percent preferred stocks, with most holdings concentrated in non-cyclical industries such as health care, leisure and business services. Despite its relative underperformance, the investment adviser is still investing in technology companies which are believed to have attractive future prospects.

HIGH-YIELD SECURITIES

    High-yield bonds, which comprised approximately 41 percent of the Fund as of July 31, 1996, performed well over the first seven months of 1996. The high-yield market was buoyed by several factors including a strong equity market and the continuation of positive cash inflows into high-yield mutual funds. Additionally, mergers and acquisitions continued to be important drivers of high-yield market performance, as a number of high-yield companies were acquired by investment-grade companies. This activity not only positively impacted bondholders of the target companies, but other companies within the target's industry, as expectations for further consolidation within these sectors heightened.

    The renewed strength of the U.S. economy, coupled with strong investor demand encouraged high-yield issuers to enter the market at a record pace through July. New issuance totaled more than $40 billion for the first seven months of the year, twice the amount issued during the comparable period last year. Currently, technical market factors are quite favorable, suggesting that the pace of new-issue activity may remain robust in the months ahead.

    According to the investment adviser, despite signs of a healthy economy and the recent receptivity of the capital markets, high-yield investors are best served in the long term by a defensively positioned high-yield portfolio. In the investment adviser's opinion, the increase in the issuance of lower-rated and deferred-interest securities, which is being driven by the market's substantial liquidity, resulted in a slippage in credit selection standards on the part of certain high-yield investors. The investment adviser continues to believe in the importance of emphasizing fundamental credit analysis and seeks to obtain capital appreciation from positive credit events rather than from market euphoria.

OUTLOOK

    In the investment adviser's view, the financial markets appear to have entered a more difficult and volatile period, marked by uncertainty about the direction of the economy, inflation and interest rates. In addition, some market sectors are seeing their valuations contract. According to the investment adviser, given the state of the market, a correction between 10 percent and 15 percent could occur in the coming months. The "wild card" in this scenario is the rate of mutual fund redemptions. With over $1 trillion in U.S. stock mutual funds, the liquidation of just five percent of these assets could cause meaningful dislocations in a difficult market. In this environment, the Fund will assume a more defensive posture. The investment adviser believes that the combined attributes of convertible and high-yield securities make TCW/DW Income and Growth Fund a particularly timely investment in today's more volatile environment.

    We appreciate your support of TCW/DW Income and Growth Fund and look forward to continuing to serve your investment needs and objectives.

                                           Very truly yours,

                                                         [LOGO]
                                           Charles A. Fiumefreddo
                                            CHAIRMAN OF THE BOARD

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                 COUPON    MATURITY
THOUSANDS)                                                                                  RATE       DATE        VALUE
-----------                                                                               ---------  ---------  ------------
             CONVERTIBLE BONDS (44.0%)
             AEROSPACE (0.7%)
 $     345   Hexcel Corp................................................................       7.00%  08/01/03  $    395,549
                                                                                                                ------------
             AUTO PARTS (0.9%)
       505   Magna International, Inc. (Canada).........................................       5.00   10/15/02       510,050
                                                                                                                ------------
             BANKS - INTERNATIONAL (0.9%)
       460   MBL International Finance (Bermuda)........................................       3.00   11/30/02       505,186
                                                                                                                ------------
             BIOTECHNOLOGY (0.5%)
       305   Sepracor Inc. - 144A*......................................................       7.00   12/01/02       284,666
                                                                                                                ------------
             BUSINESS SERVICES (0.6%)
       300   Danka Business Systems - 144A*.............................................       6.75   04/01/02       337,449
                                                                                                                ------------
             CABLE & TELECOMMUNICATIONS (0.6%)
       390   Tele-Communications International, Inc.....................................       4.50   02/15/06       319,312
                                                                                                                ------------
             COMPUTER EQUIPMENT (2.0%)
       405   Apple Computer, Inc........................................................       6.00   06/01/01       385,762
       940   Silicon Graphics, Inc. - 144A*.............................................       0.00   11/02/13       467,124
       250   Storage Technology Corp....................................................       8.00   05/31/15       282,500
                                                                                                                ------------
                                                                                                                   1,135,386
                                                                                                                ------------
             COMPUTER SOFTWARE & SERVICES (0.6%)
       330   UBS Finance Inc............................................................       2.00   05/22/02       313,500
                                                                                                                ------------
             DISTRIBUTION (0.6%)
       425   U.S. Office Products Co....................................................       5.50   05/15/03       353,655
                                                                                                                ------------
             ELECTRONICS (1.2%)
       340   Richey Electronics Inc. - 144A*............................................       7.00   03/01/06       328,525
       375   SCI Systems, Inc...........................................................       5.00   05/01/06       359,295
                                                                                                                ------------
                                                                                                                     687,820
                                                                                                                ------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (3.0%)
       285   Altera Corp. - 144A*.......................................................       5.75   06/15/02       290,788
       565   Analog Devices.............................................................       3.50   12/01/00       567,283
       885   Xilinx Inc. - 144A*........................................................       5.25   11/01/02       817,156
                                                                                                                ------------
                                                                                                                   1,675,227
                                                                                                                ------------
             ENGINEERING & CONSTRUCTION (0.7%)
       380   New World Infrastructure Ltd. - 144A* (Hong Kong)..........................       5.00   07/15/01       368,600
                                                                                                                ------------
             ENTERTAINMENT/GAMING (1.4%)
       250   California Hotel Finance Corp..............................................      11.00   12/01/02       260,625
       340   Imax Corp. - 144A* (Canada)................................................       5.75   04/01/03       298,350
       275   International Cabletel, Inc................................................       7.00   06/15/08       245,003
                                                                                                                ------------
                                                                                                                     803,978
                                                                                                                ------------
             ENVIRONMENTAL CONTROL (1.2%)
       355   Molten Metal Technology, Inc...............................................       5.50   05/01/06       344,009
       300   United Waste Systems, Inc..................................................       4.50   06/01/01       301,527
                                                                                                                ------------
                                                                                                                     645,536
                                                                                                                ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                        COUPON    MATURITY
THOUSANDS)                                                                         RATE       DATE       VALUE
-----------  FINANCIAL SERVICES (0.8%)                                           ---------  ---------  ----------
 $     495   Morgan Stanley Group, Inc.........................................       2.00%  03/29/02  $  470,250
                                                                                                       ----------
             FOREIGN GOVERNMENT (1.1%)
       630   Republic of Italy.................................................       5.00   06/28/01     628,425
                                                                                                       ----------
             HEALTHCARE (3.2%)
       230   American Medical Response, Inc. - 144A*...........................       5.25   02/01/01     238,625
        90   Assisted Living Concepts, Inc. - 144A*............................       7.00   07/31/05     116,662
       180   PhyCor, Inc.......................................................       4.50   02/15/03     175,345
       420   Phymatrix Corp....................................................       6.75   06/15/03     375,358
       260   Renal Treatment Centers, Inc......................................      5.625   07/15/06     265,398
       300   Tenet Healthcare Corp.............................................       6.00   12/01/05     291,600
       350   Vivra, Inc. - 144A*...............................................       5.00   07/01/01     341,512
                                                                                                       ----------
                                                                                                        1,804,500
                                                                                                       ----------
             HEALTHCARE SERVICES (0.6%)
       335   Quintiles Transportational Corp. - 144A*..........................       4.25   05/31/00     350,685
                                                                                                       ----------
             HOTELS (0.6%)
       640   Marriott International Inc........................................       0.00   03/25/11     340,666
                                                                                                       ----------
             LEISURE (0.6%)
     1,115   Coleman Worldwide Corp............................................       0.00   05/27/13     320,596
                                                                                                       ----------
             MACHINERY (0.3%)
       165   Thermo Optek Inc. - 144A*.........................................       5.00   10/15/00     167,828
                                                                                                       ----------
             MEDIA GROUP (1.3%)
       255   Comcast Corp......................................................      3.375   09/09/05     208,462
       125   Nelson (Thomas), Inc. - 144A*.....................................       5.75   11/30/99     114,884
       885   News America Holdings, Inc........................................       0.00   03/11/13     385,497
                                                                                                       ----------
                                                                                                          708,843
                                                                                                       ----------
             MEDICAL SERVICES (1.7%)
       170   ARV Assisted Living - 144A*.......................................       6.75   04/01/06     159,659
       155   Emeritus Corp. - 144A*............................................       6.25   01/01/06     139,500
        55   Integrated Health Services, Inc...................................       5.75   01/01/01      50,875
       310   Integrated Health Services, Inc. - 144A*..........................       5.75   01/01/01     289,075
       350   Sterling House Corp...............................................       6.75   06/30/06     325,500
                                                                                                       ----------
                                                                                                          964,609
                                                                                                       ----------
             OIL & GAS PRODUCTS (1.4%)
       345   Apache Corp. - 144A*..............................................       6.00   01/15/02     379,069
       215   Nabors Industries, Inc............................................       5.00   05/15/06     223,895
       180   Pennzoil Co.......................................................       4.75   10/01/03     189,675
                                                                                                       ----------
                                                                                                          792,639
                                                                                                       ----------
             PAPER (0.6%)
       340   Advance Agro Public Co. - 144A* (Thailand)........................       3.50   06/14/01     323,000
                                                                                                       ----------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                        COUPON    MATURITY
THOUSANDS)                                                                         RATE       DATE       VALUE
-----------  PHARMACEUTICALS (1.9%)                                              ---------  ---------  ----------
 $     340   Alza Corp.........................................................       5.00%  05/01/06  $  313,545
       720   Sandoz Capital BVI, Ltd. - 144A* (Switzerland)....................       2.00   10/06/02     766,800
                                                                                                       ----------
                                                                                                        1,080,345
                                                                                                       ----------
             POLLUTION CONTROL (4.6%)
     1,170   Thermo Electron Corp. - 144A*.....................................       4.25   01/01/03   1,338,187
       655   U.S. Filter Corp. - 144A*.........................................       6.00   09/15/05     816,516
       450   WMX Technologies, Inc.............................................       2.00   01/24/05     383,400
                                                                                                       ----------
                                                                                                        2,538,103
                                                                                                       ----------
             PUBLISHING (0.7%)
       350   Scholastic Corp. - 144A*..........................................       5.00   08/15/05     372,750
                                                                                                       ----------
             REAL ESTATE INVESTMENT TRUST (2.1%)
       300   Camden Property Trust.............................................       7.33   04/01/01     298,500
       335   Liberty Property Trust............................................       8.00   07/01/01     335,000
       395   LTC Properties, Inc...............................................       8.50   01/01/01     409,398
       125   LTC Properties, Inc...............................................       7.75   01/01/02     124,990
                                                                                                       ----------
                                                                                                        1,167,888
                                                                                                       ----------
             RETAIL (4.8%)
       565   Baby Superstore, Inc..............................................      4.875   10/01/00     418,100
       335   Charming Shoppes, Inc.............................................       7.50   07/15/06     357,612
       300   Federated Department Stores, Inc..................................       5.00   10/01/03     317,241
       255   Nine West Group, Inc..............................................       5.50   07/15/03     254,408
       940   Staples, Inc. - 144A*.............................................       4.50   10/01/00     924,321
       430   Sunglass Hut International, Inc...................................       5.25   06/15/03     326,800
                                                                                                       ----------
                                                                                                        2,598,482
                                                                                                       ----------
             SEMICONDUCTORS (0.5%)
       285   C-Cube Microsystems, Inc..........................................      5.875   11/01/05     294,334
                                                                                                       ----------
             TELECOMMUNICATIONS (1.7%)
     1,320   Motorola, Inc.....................................................       0.00   09/27/13     954,294
                                                                                                       ----------
             UTILITIES - ELECTRIC (0.6%)
       350   Korea Electric Power Corp. (South Korea)..........................       5.00   08/01/01     345,188
                                                                                                       ----------
             TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $24,860,270)...................................  24,559,339
                                                                                                       ----------

             CORPORATE BONDS (41.1%)
             BUSINESS SERVICES (2.0%)
       320   Big Flower Press, Inc......................................................      10.75   08/01/03       312,000
       310   Jorgensen (Earle M.) Co....................................................      10.75   03/01/00       306,900
       450   Williamhouse-Regency - 144A*...............................................      13.00   11/15/05       507,375
                                                                                                                ------------
                                                                                                                   1,126,275
                                                                                                                ------------
             CHEMICALS (0.7%)
       375   NL Industries Inc..........................................................      11.75   10/15/03       382,031
                                                                                                                ------------
             COMPUTERS (0.6%)
       430   Quantum Corp...............................................................       5.00   03/01/03       357,738
                                                                                                                ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                        COUPON    MATURITY
THOUSANDS)                                                                         RATE       DATE       VALUE
-----------  ENERGY (1.8%)                                                       ---------  ---------  ----------
 $     250   Chesapeake Energy Corp............................................      12.00%  03/01/01  $  270,625
       640   Flores & Rucks, Inc...............................................      13.50   12/01/04     736,000
                                                                                                       ----------
                                                                                                        1,006,625
                                                                                                       ----------
             ENTERTAINMENT/GAMING (3.2%)
        80   Alliance Gaming Corp..............................................     12.875   06/30/03      78,400
       360   Bally's Grand, Inc. (Series B)....................................     10.375   12/15/03     392,850
       590   Bally's Park Place Funding, Inc...................................       9.25   03/15/04     623,925
       695   Fitzgeralds Gaming Corp. (Units)++................................      13.00   12/31/02     524,725
       165   Grand Casinos, Inc................................................     10.125   12/01/03     160,875
                                                                                                       ----------
                                                                                                        1,780,775
                                                                                                       ----------
             FINANCIAL SERVICES (1.4%)
       400   American Annuity Group, Inc.......................................     11.125   02/01/03     428,000
       330   Morgan Stanley Group, Inc.........................................       1.25   07/31/03     325,462
                                                                                                       ----------
                                                                                                          753,462
                                                                                                       ----------
             FOODS (1.7%)
       290   American Rice, Inc................................................      13.00   07/31/02     266,800
       500   Penn Traffic Co...................................................      10.25   02/15/02     458,750
       250   Penn Traffic Co...................................................      11.50   04/15/06     235,625
                                                                                                       ----------
                                                                                                          961,175
                                                                                                       ----------
             HOME BUILDING (0.6%)
       350   U.S. Home Corp....................................................       9.75   06/15/03     341,250
                                                                                                       ----------
             HOSPITAL MANAGEMENT (1.3%)
       665   OrNda HealthCorp..................................................      12.25   05/15/02     718,200
                                                                                                       ----------
             INDUSTRIALS (7.0%)
       250   American Media Operations, Inc....................................     11.625   11/15/04     257,500
       415   Corporate Express, Inc............................................       4.50   07/01/00     397,757
       215   Cott Corp. (Canada)...............................................      9.375   07/01/05     210,162
       200   Four M Corp. - 144A*..............................................      12.00   06/01/06     204,000
       250   Grand Union Co....................................................      12.00   09/01/04     245,313
       250   Hayes Wheels International, Inc...................................      11.00   07/15/06     253,750
       500   Mobilemedia Communications, Inc...................................      9.375   11/01/07     441,250
       320   National Fiberstock Corp. - 144A*.................................     11.625   06/15/02     323,200
       300   Oregon Steel Mills, Inc...........................................      11.00   06/15/03     313,125
       250   Pierce Leahy Corp. - 144A*........................................     11.125   07/15/06     256,250
       500   Rogers Communications, Inc. (Canada)..............................     10.875   04/15/04     508,125
       500   Showboat, Inc.....................................................       9.25   05/01/08     497,500
                                                                                                       ----------
                                                                                                        3,907,932
                                                                                                       ----------
             MANUFACTURING (5.7%)
       335   Communications & Power Industries, Inc. (Series B)................      12.00   08/01/05     352,588
       250   Foamex L.P........................................................      11.25   10/01/02     258,750
       575   Newflo Corp.......................................................      13.25   11/15/02     632,500
       500   Sweetheart Cup, Inc...............................................      10.50   09/01/03     505,000
       750   Talley Manufacturing & Technology Inc.............................      10.75   10/15/03     772,500
       600   Telex Communications Inc..........................................      12.00   07/15/04     642,000
                                                                                                       ----------
                                                                                                        3,163,338
                                                                                                       ----------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                        COUPON    MATURITY
THOUSANDS)                                                                         RATE       DATE       VALUE
-----------  MEDIA GROUP (4.7%)                                                  ---------  ---------  ----------
 $     375   Ackerly Communications, Inc. (Series B)...........................      10.75%  10/01/03  $  390,000
       500   Adams Outdoor Advertising - 144A*.................................      10.75   03/15/06     515,000
       545   Garden State Newspapers, Inc......................................      12.00   07/01/04     577,700
       575   Heritage Media Services Inc.......................................      11.00   06/15/02     609,500
       500   K-III Communications Corp.........................................     10.625   05/01/02     508,750
                                                                                                       ----------
                                                                                                        2,600,950
                                                                                                       ----------
             MULTI-INDUSTRY (0.8%)
       500   Valcor, Inc.......................................................      9.625   11/01/03     458,750
                                                                                                       ----------
             PACKAGING & BOTTLING (0.7%)
       375   Plastic Containers, Inc...........................................      10.75   04/01/01     376,875
                                                                                                       ----------
             PAPER & FOREST PRODUCTS (3.7%)
       935   Malette, Inc. (Canada)............................................      12.25   07/15/04     981,750
       500   Rainy River Forest Product (Canada)...............................      10.75   10/15/01     525,000
       550   Stone Container Corp..............................................      10.75   10/01/02     558,250
                                                                                                       ----------
                                                                                                        2,065,000
                                                                                                       ----------
             REAL ESTATE INVESTMENT TRUST (0.8%)
       415   Trizec Finance Ltd. (Canada)......................................     10.875   10/15/05     425,375
                                                                                                       ----------
             RETAIL (1.2%)
       420   Cole National Group, Inc..........................................      11.25   10/01/01     441,000
       250   Farm Fresh, Inc...................................................      12.25   10/01/00     212,500
                                                                                                       ----------
                                                                                                          653,500
                                                                                                       ----------
             TELECOMMUNICATIONS (0.9%)
       500   Mobile Telecommunication Technologies Corp........................      13.50   12/15/02     520,000
                                                                                                       ----------
             TRANSPORTATION (1.4%)
       550   Moran Transportation Co...........................................      11.75   07/15/04     547,250
       200   SFP Pipeline Holdings, Inc........................................      11.16   08/15/10     238,000
                                                                                                       ----------
                                                                                                          785,250
                                                                                                       ----------
             UTILITIES (0.9%)
       490   Texas-New Mexico Power Co.........................................      10.75   09/15/03     513,275
                                                                                                       ----------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $22,918,513).....................................  22,897,776
                                                                                                       ----------

 NUMBER OF
  SHARES
-----------
             CONVERTIBLE PREFERRED STOCKS (11.5%)
             AUTO PARTS (0.5%)
     5,550   Federal Mogul Corp. (Series D) - 144A* $3.875................................................       296,231
                                                                                                            ------------
             BUILDING MATERIALS (0.5%)
     5,700   Owens-Corning Capital L.L.C. - 144A* $3.25...................................................       298,537
                                                                                                            ------------
             CABLE & TELECOMMUNICATIONS (0.5%)
     7,500   TCI Communications, Inc. (Series A) $2.125...................................................       283,125
                                                                                                            ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                           VALUE
-----------  FINANCIAL (1.3%)                                                                    ----------
     8,600   Allstate Corp. $2.30 (1)..........................................................  $  366,575
     6,200   St. Paul Capital L.L.C. $3.00.....................................................     321,625
                                                                                                 ----------
                                                                                                    688,200
                                                                                                 ----------
             FINANCIAL SERVICES (0.5%)
    13,400   Merril Lynch & Co., Inc. $3.12 (2)................................................     268,000
                                                                                                 ----------
             FUNERAL SERVICES (0.6%)
     4,000   SCI Finance L.L.C. (Series A) $3.125..............................................     360,000
                                                                                                 ----------
             HEALTHCARE HMOS (0.4%)
     4,000   Aetna Inc. $4.758.................................................................     250,500
                                                                                                 ----------
             INDUSTRIALS (0.6%)
     8,200   Crown Cork & Seal Co., Inc. $1.885................................................     359,775
                                                                                                 ----------
             INSURANCE (0.9%)
     3,800   American Bankers Insurance Group, Inc. (Series B) $3.125..........................     194,750
    12,200   Salomon, Inc. $2.031..............................................................     317,200
                                                                                                 ----------
                                                                                                    511,950
                                                                                                 ----------
             MACHINERY (0.3%)
     3,400   Greenfield Capital Trust - 144A* $3.00............................................     161,500
                                                                                                 ----------
             MEDIA GROUP (0.5%)
     4,900   SFX Broadcasting, Inc. (Series D) $3.25...........................................     256,025
                                                                                                 ----------
             OIL & GAS PRODUCTS (2.2%)
     8,500   Enron Corp. $0.725................................................................     199,750
    10,500   Occidental Petroleum Corp. (Series A) $3.00 (3)...................................     620,813
     5,900   Occidental Petroleum Corp. - 144A* $3.875.........................................     327,450
                                                                                                 ----------
                                                                                                  1,148,013
                                                                                                 ----------
             OIL REFINERIES (0.5%)
    10,700   Sun Company, Inc. (Series A) $1.80................................................     282,213
                                                                                                 ----------
             REAL ESTATE INVESTMENT TRUST (0.1%)
     2,800   Security Capital Industrial Trust $1.75...........................................      65,100
                                                                                                 ----------
             RETAIL (0.8%)
     8,800   Kmart Financing I $3.875..........................................................     427,900
                                                                                                 ----------
             TELECOMMUNICATION EQUIPMENT (0.8%)
     8,700   Corning Delaware, L.P. $3.00......................................................     471,975
                                                                                                 ----------
             TELECOMMUNICATIONS (0.5%)
     5,500   MFS Communications Company, Inc. $2.68............................................     305,250
                                                                                                 ----------
             TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $6,231,599)...................   6,434,294
                                                                                                 ----------

 NUMBER OF                                                                                         EXPIRATION
 WARRANTS                                                                                            DATE
-----------                                                                                        ---------
             WARRANTS (0.1%)
             ENTERTAINMENT/GAMING
     6,654   Fitzgeralds Gaming Corp. - 144A* (Identified Cost $29,943)..........................   03/15/99        29,943
                                                                                                              ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                 COUPON    MATURITY
THOUSANDS)                                                                                  RATE       DATE        VALUE
-----------                                                                               ---------  ---------  ------------
             SHORT-TERM INVESTMENT (1.4%)
             REPURCHASE AGREEMENT
 $     809   The Bank of New York (dated 07/31/96; proceeds $808,735; collateralized by
               $958,822 Federal Home Loan Mortgage Corp. 7.00% due 04/01/24 valued at
               $824,778) (Identified Cost $808,606).....................................       5.75%  08/01/96  $    808,606
                                                                                                                ------------

TOTAL INVESTMENTS (IDENTIFIED COST $54,848,931) (A)........................       98.1%  54,729,958

OTHER ASSETS IN EXCESS OF LIABILITIES......................................        1.9    1,045,516
                                                                                 -----   ----------
NET ASSETS.................................................................      100.0%  $55,775,474
                                                                                 -----   ----------
                                                                                 -----   ----------

------------------
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY BONDS WITH ATTACHED WARRANTS.
(1)  EXCHANGEABLE INTO PMI GROUP INC. COMMON STOCK.
(2)  EXCHANGEABLE INTO MGIC INVESTMENTS CORP. COMMON STOCK.
(3)  EXCHANGEABLE INTO CANADIAN OCCIDENTAL PETROLEUM COMMON STOCK.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $1,681,011 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $1,799,984, RESULTING IN NET UNREALIZED DEPRECIATION OF $118,973.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
JULY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $54,848,931).............  $54,729,958
Receivable for:
  Investments sold..........................   1,012,095
  Interest..................................     834,005
  Shares of beneficial interest sold........     160,820
Deferred organizational expenses............      66,302
Prepaid expenses............................      23,373
                                              ----------
        TOTAL ASSETS........................  56,826,553
                                              ----------
LIABILITIES:
Payable for:
  Investments purchased.....................     880,627
  Shares of beneficial interest
    repurchased.............................      40,412
  Plan of distribution fee..................      38,386
  Management fee............................      23,032
  Investment advisory fee...................      15,355
Accrued expenses and other payables.........      53,267
                                              ----------
        TOTAL LIABILITIES...................   1,051,079
                                              ----------
NET ASSETS:
Paid-in-capital.............................  53,559,378
Net unrealized depreciation.................    (118,973)
Accumulated undistributed net investment
  income....................................     357,553
Accumulated undistributed net realized
  gain......................................   1,977,516
                                              ----------
        NET ASSETS..........................  $55,775,474
                                              ----------
                                              ----------
NET ASSET VALUE PER SHARE, 5,104,063 shares
  outstanding (unlimited shares authorized
  of $.01 par value)........................
                                                  $10.93
                                              ----------
                                              ----------

Statement of Operations
FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
  INCOME
    Interest................................  $1,870,144
    Dividends...............................     138,036
                                              ----------
        TOTAL INCOME........................   2,008,180
                                              ----------
  EXPENSES
    Plan of distribution fee................     210,757
    Management fee..........................     128,648
    Investment advisory fee.................      85,765
    Professional fees.......................      34,344
    Transfer agent fees and expenses........      28,443
    Shareholder reports and notices.........      22,394
    Organizational expenses.................      19,849
    Trustees' fees and expenses.............      19,535
    Registration fees.......................      12,365
    Custodian fees..........................      11,339
    Other...................................       9,190
                                              ----------
        TOTAL EXPENSES......................     582,629
                                              ----------
        NET INVESTMENT INCOME...............   1,425,551
                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain.......................   2,199,899
    Net change in unrealized appreciation...  (3,170,631)
                                              ----------
        NET LOSS............................    (970,732)
                                              ----------
        NET INCREASE........................  $  454,819
                                              ----------
                                              ----------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                    FOR THE YEAR
                                                                              FOR THE SIX MONTHS        ENDED
                                                                                     ENDED           JANUARY 31,
                                                                                 JULY 31, 1996          1996
                                                                              -------------------  ---------------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................................      $ 1,425,551        $ 2,973,403
    Net realized gain.......................................................        2,199,899          1,186,265
    Net change in unrealized appreciation/depreciation......................       (3,170,631)         6,051,315
                                                                              -------------------  ---------------
        Net increase........................................................          454,819         10,210,983
  Dividends from net investment income......................................       (1,518,137)        (3,087,769)
  Net decrease from transactions in shares of beneficial interest...........         (791,803)        (4,827,749)
                                                                              -------------------  ---------------
        Total increase (decrease)...........................................       (1,855,121)         2,295,465
NET ASSETS:
  Beginning of period.......................................................       57,630,595         55,335,130
                                                                              -------------------  ---------------
  END OF PERIOD (Including undistributed net investment income of $357,553
   and $450,139, respectively)..............................................      $55,775,474        $57,630,595
                                                                              -------------------  ---------------
                                                                              -------------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES--TCW/DW Income and Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to generate high total return by providing a high level of current income and the potential for capital appreciation. The Fund seeks to achieve its objective by investing in bonds or preferred stock convertible into common stock, other fixed income securities, common stocks and U.S. Government securities. The Fund was organized as a Massachusetts business trust on November 23, 1992 and commenced operations on March 31, 1993.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--(1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

    C. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    E. ORGANIZATIONAL EXPENSES--Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager") paid the organizational expenses of the Fund in the amount of approximately $206,000 of which $200,000 have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT--Pursuant to a Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of daily net assets not exceeding $500 million and 0.42% to the portion of the daily net assets exceeding $500 million.

    Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT--Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.30% to the portion of daily net assets not exceeding $500 million and 0.28% to the portion of the daily net assets exceeding $500 million.

    Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4. PLAN OF DISTRIBUTION--Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

    Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Distributor and Manager, its affiliates and any other selected broker-dealers under the Plan: (1) compensation to, and expenses of, DWR's account executives and others, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.75% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 1996, the distribution fee was accrued at the annual rate of 0.75%.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1996 aggregated $27,386,088 and $28,283,082, respectively.

    Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At July 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $7,000.

6. SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX MONTHS
                                                              ENDED JULY 31, 1996
                                                           -------------------------      FOR THE YEAR ENDED
                                                                                           JANUARY 31, 1996
                                                                  (UNAUDITED)         ---------------------------
                                                            SHARES        AMOUNT        SHARES         AMOUNT
                                                           ---------  --------------  -----------  --------------
Sold.....................................................    861,854  $    9,743,377    1,236,686  $   13,236,674
Reinvestment of dividends................................     53,903         604,256      224,382       2,370,537
                                                           ---------  --------------  -----------  --------------
                                                             915,757      10,347,633    1,461,068      15,607,211
Repurchased..............................................   (989,362)    (11,139,436)  (1,948,190)    (20,434,960)
                                                           ---------  --------------  -----------  --------------
Net decrease.............................................    (73,605) $     (791,803)    (487,122) $   (4,827,749)
                                                           ---------  --------------  -----------  --------------
                                                           ---------  --------------  -----------  --------------

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7. FEDERAL INCOME TAX STATUS--At January 31, 1996, the Fund had a net capital loss carryover of approximately $212,000 which will be available through January 31, 2003 to offset future capital gains to the extent provided by regulations.

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                                                                                   MARCH 31,
                                                              FOR THE YEAR      FOR THE YEAR         1993*
                                            FOR THE SIX          ENDED             ENDED            THROUGH
                                            MONTHS ENDED      JANUARY 31,       JANUARY 31,       JANUARY 31,
                                           JULY 31, 1996          1996              1995              1994
                                           --------------    --------------    --------------    --------------
                                            (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....        $11.13            $ 9.77            $10.98            $10.00
                                               -------           -------           -------           -------
Net investment income...................          0.28              0.59              0.59              0.45
Net realized and unrealized gain
 (loss).................................         (0.18)             1.37             (1.20)             1.02
                                               -------           -------           -------           -------
Total from investment operations........          0.10              1.96             (0.61)             1.47
                                               -------           -------           -------           -------
Less dividends and distributions from:
  Net investment income.................         (0.30)            (0.60)            (0.55)            (0.39)
  Net realized gain.....................       --                --                  (0.05)            (0.10)
                                               -------           -------           -------           -------
Total dividends and distributions.......         (0.30)            (0.60)            (0.60)            (0.49)
                                               -------           -------           -------           -------
Net asset value, end of period..........        $10.93            $11.13            $ 9.77            $10.98
                                               -------           -------           -------           -------
                                               -------           -------           -------           -------

TOTAL INVESTMENT RETURN+................          0.85%(1)         20.52%            (5.59)%           15.06%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................          2.03%(2)          2.21%             2.04%             1.57%(2)(3)
Net investment income...................          4.97%(2)          5.41%             5.83%             5.62%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $ 55,775          $ 57,631          $ 55,335          $ 64,370
Portfolio turnover rate.................            49%(1)            79%               88%               84%(1)
Average commission rate paid............      $ 0.0600           --                --                --

--------------
 * COMMENCEMENT OF OPERATIONS.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
   PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE MANAGER AND INVESTMENT ADVISER HAD NOT REIMBURSED ALL EXPENSES AND WAIVED THE MANAGEMENT FEE, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.00% AND 5.18%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and
General Counsel

Robert M. Hanisee
Vice President

Kevin A. Hunter
Vice President

Mark L. Attanasio
Vice President

Melissa Weiler
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



INCOME AND
GROWTH FUND

[graphic]


SEMIANNUAL REPORT
JULY 31, 1996